PRIVATE PLACEMENT	6 Months Ended	11 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Private Placement Abstract
PRIVATE PLACEMENT

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, BTIG and Roberts & Ryan purchased an aggregate of 592,250 Private Placement Units, at a price of $10.00 per Private Placement Unit, for an aggregate purchase price of $5,922,500. Of the 592,250 Private Placement Units, (i) the Sponsor purchased 391,000 Private Placement Units and (ii) BTIG and Roberts & Ryan purchased 201,250 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share and one Private Placement Right. A portion of the proceeds from the Private Placement was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the Private Placement held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (and underlying securities) are identical to the Public Units (and underlying securities), except as otherwise disclosed in the IPO Registration Statement.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, BTIG and Roberts & Ryan purchased an aggregate of 592,250 Private Placement Units, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,922,500. Of the 592,250 Private Placement Units, (i) the Sponsor purchased 391,000 Private Placement Units and (ii) BTIG and Roberts & Ryan purchased an aggregate of 201,250 Private Placement Units. Each Private Placement Unit consists of one Class A Ordinary Share and one Private Placement Right. A portion of the proceeds from the Private Placement was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the Private Placement held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (and underlying securities) are identical to the Public Units (and underlying securities), except as otherwise disclosed in the IPO Registration Statement.